Business Combinations (Details) - Schedule of purchase price - Cryocann Acquisition [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Business Combinations (Details) - Schedule of purchase price [Line Items]
Cash	$ 2,247,684
Common stock	1,804,500
Promissory Note	1,220,079
Total purchase price	$ 5,272,263